Financial Instruments - Narrative (Detail) $ in Millions	9 Months Ended
	Sep. 30, 2021 CAD ($) $ / bbl	Sep. 30, 2020	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about financial instruments [Line Items]
Long-Term Debt	$ 12,986		$ 7,441
Discounted credit adjusted risk free rate	2.30%
Estimated fair value of contingent payment	$ 392		63
WCS Forward Prices
Disclosure of detailed information about financial instruments [Line Items]
Average forward price for Western Canadian Select Crude Oil for the remaining term (in CAD per barrel) | $ / bbl	77.66
WTI Option Implied Volatility
Disclosure of detailed information about financial instruments [Line Items]
Average volatility contingent payment percentage	35.80%
U.S. to Canadian Dollar Foreign Exchange Average Rate Volatility Contingent Payment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average volatility contingent payment percentage		6.80%
Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [Line Items]
Debt, fair value	$ 14,427		$ 8,608